Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Summary of Reconciliation of Weighted Average Common Shares

The following is a reconciliation of weighted average common shares for the basic and dilutive earnings per share computations:

	Years Ended December 31,
	2016	2015	2014
Basic earnings per share:
Weighted average common shares	6,757,345	6,919,190	7,306,078
Less: Average unallocated ESOP shares	(523,485)	(546,913)	—

Weighted average common shares	6,233,860	6,372,277	7,306,078
Dilutive effect of stock options	—	—	—

Weighted average common and incremental shares	6,233,860	6,372,277	7,306,078